Earnings Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Numerators:
Income attributable to the Company	$ 333,178,000	$ 262,320,000	$ 855,144,000	$ 712,636,000
Denominators:
Weighted average number of ordinary shares outstanding	305,972,432	304,738,291	305,602,983	304,201,787
Potentially dilutive Ordinary shares	531,890.856737995	450,218	452,247.12113046	454,573
Total weighted average Ordinary shares outstanding assuming dilution	306,504,322.856738	305,188,509	306,055,230.12113	304,656,360
Treasury stock shares retired			6,549,000
Weighted average price treasury shares	$ 57		$ 57